UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC  20549
                            Form 13F
                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/99

Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one.):     [ ] is a restatement.
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Harleysville Group Inc.
Address:  355 Maple Avenue
          Harleysville, PA  19438-2297

Form 13F File Number:   28-  4718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark R. Cummins
Title:  Executive Vice President & Treasurer
Phone:  215-256-5025

Signature, Place, and Date of Signing:

      /s/Mark R. Cummins   Harleysville, PA    February 25, 2000
         [Signature]       [City, State]       [Date]

Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name
     28-
        ------------          ---------------------------
     [Repeat as necessary.]

                      Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           1
                                        -----------

Form 13F Information Table Entry Total:     50
                                        -----------

Form 13F Information Table Value Total:  $514,550
                                        -----------



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

  No.     Form 13F File Number    Name

  1       28-  1st time filer     Harleysville Asset Management L.P.
-------   -------------------     ----------------------------------
[Repeat as necessary]

HARLEYSVILLE GROUP INC
DECEMBER 31, 1999
FORM 13F INFORMATION TABLE


COLUMN 1                  COLUMN 2        COLUMN 3     COLUMN 4   COLUMN 5              COLUMN 6     COLUMN 7  COLUMN 8
                                                         VALUE    SHARES/   SH/  PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS  CUSIP        (x$1000)   PRN AMT   PRN  CALL   DISCRETION   MANAGERS  SOLE   SHARED  NONE
------------------------  --------------  -----------  --------   -------   ---  ----   ----------   --------  -------------------
ACORN INVESTMENT TRUST    ACORN FD        004851-10-1    5,649    304,849   SH          SOLE         N/A       304,849
AMERICA ONLINE INC        COM             02364J-10-4    5,534     72,940   SH          SOLE         N/A        72,940
AMERICAN HOME PRODUCTS    COM             026609-10-7    4,125    105,105   SH          SOLE         N/A       105,105
AMERICAN INTL GROUP INC   COM             026874-10-7   12,912    119,421   SH          SOLE         N/A       119,421
AT&T CORPORATION          COM             001957-10-9   12,019    236,530   SH          SOLE         N/A       236,530
BANK ONE CORP             COM             06423A-10-3    6,596    206,125   SH          SOLE         N/A       206,125
BANKAMERICA CORP NEW      COM             066050-10-5    6,545    130,432   SH          SOLE         N/A       130,432
BRISTOL MYERS SQUIBB CO   COM             110122-10-8    6,816    106,180   SH          SOLE         N/A       106,180
CHUBB CORPORATION         COM             171232-10-1    6,784    120,475   SH          SOLE         N/A       120,475
CICSO SYSTEMS INC         COM             17275R-10-2   25,994    242,658   SH          SOLE         N/A       242,658
CITIGROUP INC             COM             172967-10-1   12,031    216,030   SH          SOLE         N/A       216,030
DELL COMPUTER CORP        COM             247025-10-9   21,669    424,890   SH          SOLE         N/A       424,890
DISNEY (WALT) COMPANY     COM             254687-10-6    7,512    256,830   SH          SOLE         N/A       256,830
EMC CORPORATION           COM             268648-10-2   28,187    258,000   SH          SOLE         N/A       258,000
EXXON CORPORATION         COM             302290-10-1    6,651     82,558   SH          SOLE         N/A        82,558
FEDERAL NATL MORTG ASSN   COM             313586-10-9    7,357    117,830   SH          SOLE         N/A       117,830
FIRST UNION CORPORATION   COM             337358-10-5    5,608    170,240   SH          SOLE         N/A       170,240
GENERAL ELECTRIC COMPANY  COM             369604-10-3   21,166    136,775   SH          SOLE         N/A       136,775
GILLETTE CO               COM             375766-10-2    7,931    192,550   SH          SOLE         N/A       192,550
HALLIBURTON COMPANY       COM             406216-10-1   13,453    334,245   SH          SOLE         N/A       334,245
HARLEYSVILLE NATNL CORP   COM             412850-10-9    3,032     93,298   SH          SOLE         N/A        93,298
HARLEYSVILLE SAVINGS ASSN  COM            412856-10-6      993     74,249   SH          SOLE         N/A        74,249
HEALTHSOUTH CORP          COM             421924-10-1    3,795    705,765   SH          SOLE         N/A       705,765
HEALTH MANAGEMENT ASSOC   CLA             421933-10-2    9,921    741,683   SH          SOLE         N/A       741,683
INTEL CORPORATION         COM             458140-10-0   19,052    231,470   SH          SOLE         N/A       231,470
IBM CORPORATION           COM             459200-10-1   12,502    115,890   SH          SOLE         N/A       115,890
IVY INTERNATIONAL FUND    CLA             465897-50-2    8,461    179,683   SH          SOLE         N/A       179,683
JOHNSON & JOHNSON         COM             478160-10-4    7,402     79,385   SH          SOLE         N/A        79,385
LILLY ELI & CO            COM             532457-10-8    4,388     66,000   SH          SOLE         N/A        66,000
LUCENT TECHNOLOGIES INC.  COM             549463-10-7   15,290    203,862   SH          SOLE         N/A       203,862
MCI WORLDCOM INC.         COM             55268B-10-6   17,002    320,423   SH          SOLE         N/A       320,423
MCDONALDS CORPORATION     COM             580135-10-1    9,737    241,540   SH          SOLE         N/A       241,540
MEDTRONIC INC             COM             585055-10-6    8,601    236,030   SH          SOLE         N/A       236,030
MERCK & CO INC            COM             589331-10-7    8,606    128,080   SH          SOLE         N/A       128,080
MICROSOFT CORPORATION     COM             594918-10-4   28,082    240,540   SH          SOLE         N/A       240,540
MORGAN (JP) & CO INC      COM             616880-10-0    8,338     65,850   SH          SOLE         N/A        65,850
PFIZER INC                COM             717081-10-3   12,564    387,315   SH          SOLE         N/A       387,315
PROCTER & GAMBLE CO       COM             742718-10-9   11,727    107,030   SH          SOLE         N/A       107,030
ROYAL DUTCH PETROLEUM CO   COM            780257-70-5    5,072     83,740   SH          SOLE         N/A        83,740
SBC COMMUNICATIONS INC    COM             845333-10-3   11,283    231,445   SH          SOLE         N/A       231,445
SCHERING PLOUGH CORP      COM             806605-10-1    6,619    156,220   SH          SOLE         N/A       156,220
SCHLUMBERGER LTD          COM             806857-10-8    5,260     93,715   SH          SOLE         N/A        93,715
STAPLES INC               COM             855030-10-2   11,685    563,143   SH          SOLE         N/A       563,143
TIME WARNER INC           COM             887315-10-9    9,698    134,120   SH          SOLE         N/A       134,120
TYCO INTL LTD (NEW)       COM             902124-10-6    7,407    189,920   SH          SOLE         N/A       189,920
VANGUARD INTL GROWTH      INTL GRWTH FD   921910-20-4    3,879    172,462   SH          SOLE         N/A       172,462
WALGREEN COMPANY          COM             931422-10-9   12,226    418,000   SH          SOLE         N/A       418,000
WARNER LAMBERT CO         COM             934488-10-7   10,108    123,350   SH          SOLE         N/A       123,350
WELLS FARGO & CO (NEW)    COM             949746-10-1   10,122    250,320   SH          SOLE         N/A       250,320
WILLIAMS COMPANIES        COM             969457-10-0    7,159    234,200   SH          SOLE         N/A       234,200
